Quarterly Holdings Report
for

Fidelity Advisor® Financial Services Fund

April 30, 2020

AFFS-QTLY-0620
1.800326.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Banks - 35.3%
Diversified Banks - 18.6%
Bank of America Corp.	643,356	$15,472,712
Citigroup, Inc.	391,605	19,016,339
Wells Fargo & Co.	450,928	13,099,458
		47,588,509
Regional Banks - 16.7%
Amalgamated Bank	17,500	187,250
Ameris Bancorp	46,800	1,190,124
Bank OZK (a)	96,500	2,182,830
BayCom Corp. (b)	41,160	507,503
BOK Financial Corp.	13,516	699,994
Cadence Bancorp Class A	164,764	1,090,738
Cullen/Frost Bankers, Inc.	19,900	1,430,014
East West Bancorp, Inc.	54,000	1,893,780
First Horizon National Corp.	241,079	2,188,997
First Interstate Bancsystem, Inc.	44,100	1,490,580
Great Western Bancorp, Inc.	96,700	1,817,960
Huntington Bancshares, Inc.	451,520	4,172,045
KeyCorp	171,100	1,993,315
M&T Bank Corp.	21,600	2,420,928
PNC Financial Services Group, Inc.	20,200	2,154,734
Regions Financial Corp.	231,600	2,489,700
Signature Bank	20,100	2,154,318
Truist Financial Corp.	187,989	7,015,749
WesBanco, Inc.	73,200	1,806,576
Wintrust Financial Corp.	60,200	2,522,380
Zions Bancorp NA	37,600	1,188,536
		42,598,051

TOTAL BANKS		90,186,560

Capital Markets - 21.2%
Asset Management & Custody Banks - 8.2%
Affiliated Managers Group, Inc.	40,100	2,805,396
AllianceBernstein Holding LP	148,005	3,466,277
Bank of New York Mellon Corp.	123,100	4,621,174
Northern Trust Corp.	56,000	4,432,960
State Street Corp.	90,300	5,692,512
		21,018,319
Financial Exchanges & Data - 1.8%
Cboe Global Markets, Inc.	45,473	4,519,107
Investment Banking & Brokerage - 11.2%
E*TRADE Financial Corp.	47,280	1,920,041
Goldman Sachs Group, Inc.	41,500	7,611,930
Morgan Stanley	319,000	12,578,170
Raymond James Financial, Inc.	46,900	3,091,648
Virtu Financial, Inc. Class A	143,700	3,358,269
		28,560,058

TOTAL CAPITAL MARKETS		54,097,484

Consumer Finance - 8.3%
Consumer Finance - 8.3%
Capital One Financial Corp.	140,538	9,101,241
Discover Financial Services	115,100	4,945,847
OneMain Holdings, Inc.	102,600	2,483,946
SLM Corp.	570,900	4,761,306
		21,292,340
Diversified Financial Services - 2.8%
Multi-Sector Holdings - 2.8%
Berkshire Hathaway, Inc. Class B (b)	26,719	5,006,072
Cannae Holdings, Inc. (b)	63,900	2,016,045
		7,022,117
Insurance - 21.5%
Insurance Brokers - 3.0%
Arthur J. Gallagher & Co.	58,600	4,600,100
Willis Group Holdings PLC	17,700	3,155,733
		7,755,833
Life & Health Insurance - 3.5%
CNO Financial Group, Inc.	192,200	2,702,332
MetLife, Inc.	118,400	4,271,872
Primerica, Inc.	17,500	1,818,425
		8,792,629
Multi-Line Insurance - 5.5%
American International Group, Inc.	246,300	6,263,409
Assurant, Inc.	25,200	2,677,248
Hartford Financial Services Group, Inc.	134,300	5,102,057
		14,042,714
Property & Casualty Insurance - 9.5%
Allstate Corp.	51,600	5,248,752
First American Financial Corp.	51,000	2,352,120
Old Republic International Corp.	209,900	3,347,905
The Travelers Companies, Inc.	131,400	13,298,994
		24,247,771

TOTAL INSURANCE		54,838,947

IT Services - 3.3%
Data Processing & Outsourced Services - 3.3%
Black Knight, Inc. (b)	25,583	1,805,392
Computer Services, Inc.	27,891	1,192,340
Fidelity National Information Services, Inc.	21,300	2,809,257
Visa, Inc. Class A	15,300	2,734,416
		8,541,405
Mortgage Real Estate Investment Trusts - 1.8%
Mortgage REITs - 1.8%
AGNC Investment Corp.	374,500	4,651,290
Thrifts & Mortgage Finance - 4.5%
Thrifts & Mortgage Finance - 4.5%
Essent Group Ltd.	180,500	4,931,260
MGIC Investment Corp.	421,900	3,084,089
NMI Holdings, Inc. (b)	259,700	3,511,144
		11,526,493
TOTAL COMMON STOCKS
(Cost $288,957,558)		252,156,636

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.16% (c)	1,848,422	1,848,976
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	1,684,782	1,684,950
TOTAL MONEY MARKET FUNDS
(Cost $3,533,746)		3,533,926
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $292,491,304)		255,690,562
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(256,308)
NET ASSETS - 100%		$255,434,254

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,891
Fidelity Securities Lending Cash Central Fund	16,257
Total	$35,148

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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